Inventories, Net - Schedule of Inventories Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Inventories, Net [Abstract]
Beginning balance	$ 124,512	$ 69,746
Addition		50,651
Foreign currency translation adjustments	(1,773)	4,115
Ending balance	$ 122,739	$ 124,512